Federated Asset Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2012
Effective December 12, 2012, Federated Asset Allocation Fund will change its name to “Federated Global Allocation Fund.” Accordingly, any and all references to “Federated Asset Allocation Fund” should be deleted and replaced with “Federated Global Allocation Fund.”
1. Under the heading entitled, “What are the Fund's Main Investment Strategies?”, please replace the first four paragraphs with the following:
“During normal market conditions, the Fund will invest between 20% and 80% of its assets in equity investments and between 20% and 80% of its assets in fixed-income investments. The Fund's asset mix will change based upon the Fund's adviser's (“Adviser”) view of economic and market conditions. The Fund will generally allocate a substantial amount of its total assets (approximately 40% or more–unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) to non-U.S. investments. The Fund will allocate its assets among various regions and countries, including the United States, but in no fewer than three different countries.
With regard to the portion of the Fund allocated to equity securities, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to securities with exposure to a particular sector, country or region, to securities chosen using a particular style of investing (e.g., growth or value) or to securities with a particular market capitalization (e.g., small, medium or large).
When selecting individual securities (whether foreign or domestic) in which to invest, the Fund focuses primarily on securities of companies that collectively provide the Adviser with the region, country, sector, style and size exposures it is targeting. In addition, the Adviser considers other security-specific factors that they expect to generate relatively better performance within the stock portfolio. Such factors include valuation, profitability, growth expectations, market sentiment and price behavior.

The fixed-income asset classes in which the Fund may invest include domestic debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Fund may also invest in non-U.S. dollar and dollar denominated fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund may invest in securities of issuers in both developed and emerging market countries. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar-denominated, fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Fund's investment in domestic and foreign fixed-income securities may include investments in noninvestment-grade, sometimes referred to as “high-yield” securities.”
2. Under the heading entitled, “Average Annual Total Return Table,” please replace the current blended index line item and corresponding footnote with the following:
Blended Index[3] (reflects no deduction for fees, expenses or taxes)	(2.15%)	1.43%	5.41%
3	The Blended Index is a custom blended index comprised of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Global Aggregate Bond Index.
September 20, 2012
Federated Asset Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451363 (9/12)
Federated Asset Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2012
Effective December 12, 2012, Federated Asset Allocation Fund will change its name to “Federated Global Allocation Fund.” Accordingly, any and all references to “Federated Asset Allocation Fund” should be deleted and replaced with “Federated Global Allocation Fund.”
1. Under the heading entitled, “What are the Fund's Main Investment Strategies?,” please replace the first four paragraphs with the following:
“During normal market conditions, the Fund will invest between 20% and 80% of its assets in equity investments and between 20% and 80% of its assets in fixed-income investments. The Fund's asset mix will change based upon the Fund's adviser's (“Adviser”) view of economic and market conditions. The Fund will generally allocate a substantial amount of its total assets (approximately 40% or more–unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) to non-U.S. investments. The Fund will allocate its assets among various regions and countries, including the United States, but in no fewer than three different countries.
With regard to the portion of the Fund allocated to equity securities, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to securities with exposure to a particular sector, country or region, to securities chosen using a particular style of investing (e.g., growth or value) or to securities with a particular market capitalization (e.g., small, medium or large).
When selecting individual securities (whether foreign or domestic) in which to invest, the Fund focuses primarily on securities of companies that collectively provide the Adviser with the region, country, sector, style and size exposures it is targeting. In addition, the Adviser considers other security-specific factors that they expect to generate relatively better performance within the stock portfolio. Such factors include valuation, profitability, growth expectations, market sentiment and price behavior.
The fixed-income asset classes in which the Fund may invest include domestic debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Fund may also invest in non-U.S. dollar and dollar-denominated, fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund may invest in securities of issuers in both developed and emerging market countries. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar-denominated, fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Fund's investment in domestic and foreign fixed-income securities may include investments in non-investment grade, sometimes referred to as “high-yield” securities.”
2. Under the heading entitled, “Average Annual Total Return Table,” please replace the current blended index line item and corresponding footnote with the following:
Blended Index[3] (reflects no deduction for fees, expenses or taxes)	(2.15%)	1.43%	5.41%
3	The Blended Index is a custom blended index comprised of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Global Aggregate Bond Index.”
3. Under the heading entitled, “What are the Fund's Investment Strategies?” please replace the first six paragraphs with the following:
“While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
During normal market conditions, the Fund will invest between 20% and 80% of its assets in equity investments and between 20% and 80% of its assets in fixed-income investments. The Fund's asset mix will change based upon the Adviser's view of economic and market conditions. In assessing economic and market conditions the Adviser may take into account factors such as interest rates, inflation, investor risk sentiment, economic growth expectations, relative market performance and valuation, societal trends, geopolitical factors, foreign exchange movements and the regulatory environment. The Fund will generally allocate a substantial amount of its total assets (approximately 40% or more–unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) to non-U.S. investments. The Fund will allocate its assets among various regions and countries, including the United States, but in no fewer than three different countries. The Adviser may increase the Fund's cash position based upon its view of economic and market conditions. The Adviser utilizes proprietary quantitative models based on the above factors to guide its asset allocation decisions.
With regard to the portion of the Fund allocated to equity securities, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to securities with exposure to a particular sector, country or region, to securities chosen using a particular style of investing (e.g., growth or value) or to securities with a particular market capitalization (e.g., small, medium or large). As with the overall allocation process, the Adviser utilizes proprietary quantitative models based on the above factors and others to guide its sector, country/region, style and capitalization decisions.
When selecting individual securities (both foreign and domestic) in which to invest, the Fund focuses primarily on securities of companies that collectively provide the Adviser with the region, country, sector, style and size exposures it is targeting. In addition, the Adviser considers other security-specific factors that it expects will cause a security to generate relatively better performance within the stock portfolio. Such factors include valuation, profitability, growth expectations, market sentiment and price behavior. At times, the Adviser may utilize within the stock portfolio the stock picking recommendations of its proprietary-research-based investment teams, which utilize the above factors as well as qualitative input garnered from in-person company management meetings or interviews with suppliers and customers.
The Fund's equity allocation may be composed of equity securities of domestic or foreign companies, real estate investment trusts (REITs) and investments in other investment companies, including investments in ETFs.
The fixed-income asset classes in which the Fund may invest include domestic debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Fund may also invest in non-U.S. dollar and dollar-denominated, fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund may invest in securities of issuers in both developed and emerging market countries. The Fund's cash position will normally be invested in traditional cash investments such as money market funds, U.S. Treasury bills, commercial paper or repurchase agreements. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Fund's investment in domestic and foreign fixed-income securities may include investments in non-investment grade, sometimes referred to as “high-yield” securities. The Adviser is not constrained by any duration or maturity range or credit quality when investing the fixed-income portion of the Fund.”
September 20, 2012
Federated Asset Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451361 (9/12)
Federated Asset Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2012
Effective December 12, 2012, Federated Asset Allocation Fund will change its name to “Federated Global Allocation Fund.” Accordingly, any and all references to “Federated Asset Allocation Fund” should be deleted and replaced with “Federated Global Allocation Fund.”
September 20, 2012
Federated Asset Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451360 (9/12)